Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
Selling, General and Administrative Expenses
Selling, General and Administrative Expenses

19.  Selling, General and Administrative Expenses

Selling, general and administrative expenses consist of the following:

	For the Year Ended December 31,
	2022	2023	2024
Employee compensation	4,532,553	5,929,888	7,405,828
Marketing and promotional expenses	1,775,539	2,642,531	3,408,931
Rental and related expenses	1,336,575	1,683,929	1,930,423
Professional services	944,160	550,011	561,284
IT consumable, office supply and other low value consumable	545,498	581,193	541,782
Depreciation and amortization expenses	484,363	672,669	882,860
Other Taxes and Surcharges	285,076	290,456	409,690
Travel and entertainment expenses	162,924	218,396	147,180
Expected credit losses	48,707	(26,315)	(3,761)
Others	421,724	341,798	456,840
Total	10,537,119	12,884,556	15,741,057